Reconciliation of Financial Statements to Form 5500 - Schedule of Investment Income per Form 5500 (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total investment income and interest income on notes receivable from participants per the financial statements	$ 593,762,662
Adjustment from contract value to fair value for fully-benefit responsive investment contracts	12,294,925
Investment income per Form 5500	$ 606,057,587